Acquisitions and Divestitures - Sale of Ambridge Group by Brit (Details) - Brit - Ambridge Group $ in Millions	May 10, 2023 USD ($)
Acquisitions and Divestitures
Aggregate consideration received	$ 379.0
Cash consideration received	265.8
Fair value of promissory note received in sale of business interests	113.2
Pre-tax gain on sale	259.1
After tax gain on sale	259.1
Deconsolidate assets, carrying values	309.3
Deconsolidate liabilities, carrying values	$ 191.3